Employees - Summary of Charge to Operating Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Abstract]
Current service cost	€ (245)	€ (226)	€ (271)
Employee contributions	18	17	17
Special termination benefits	(4)	(6)	(9)
Past service cost including (losses)/gains on curtailments	23	32	129
Settlements	4	(2)	6
Defined contribution plans	(195)	(187)	(197)
Total operating cost	(399)	(372)	(325)
Finance income/(cost)	(96)	(94)	(121)
Net impact on the income statement (before tax)	€ (495)	€ (466)	€ (446)